Investment Securities (Fair Value and Gross Unrealized Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Available for sale:
Fair value, less than 12 months		$ 221,140
Marketable securities, less than 12 months	$ 1,078,610
Unrealized losses, less than 12 Months		(2,223)
Marketable securities, less than 12 Months	(13,417)
Fair value, 12 months or more		(2,537,693)
Marketable securities, 12 months or more	2,037,996
Unrealized losses, 12 Months or More		(77,051)
Marketable securities, 12 Months or More	(53,050)
Fair value, Total		2,758,833
Marketable securities, Total	(3,116,606)
Unrealized losses, Total		(79,274)
Marketable securities, Total	(66,467)
Residential mortgage-backed securities
Available for sale:
Fair value, less than 12 months	1,061,577	208,384
Unrealized losses, less than 12 Months	(13,157)	(2,124)
Fair value, 12 months or more	(2,029,455)	(2,537,181)
Unrealized losses, 12 Months or More	(52,812)	(77,045)
Fair value, Total	3,091,032	2,745,565
Unrealized losses, Total	(65,969)	(79,169)
Obligations of states and political subdivisions
Available for sale:
Fair value, less than 12 months	5,534	12,756
Unrealized losses, less than 12 Months	(9)	(99)
Fair value, 12 months or more	(522)	(512)
Unrealized losses, 12 Months or More	(7)	(6)
Fair value, Total	6,056	13,268
Unrealized losses, Total	(16)	$ (105)
Equity securities with readily determinable fair values
Available for sale:
Equity Securities, less than 12 months	11,499
Equity Securities, less than 12 Months	(251)
Equity Securities, 12 months or more	(8,019)
Equity Securities, 12 Months or More	(231)
Equity Securities, Total	(19,518)
Equity securities	$ (482)